Operating (loss) / profit - Summary of Detailed Information About Operating (Loss) / Profit (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Detailed Information About Operating Profit [Abstract]
Cost of inventories recognized as an expense	£ 30.7	£ 60.6	£ 63.5	£ 56.2
Write down of inventories recognized as an expense	1.6	3.6	3.8	2.8
UK R&D tax credits	(0.7)	(2.0)	(2.5)	(1.5)
Movements arising on financial instruments at fair value through profit or loss	(0.4)	0.2	0.0	0.0
Other net foreign exchange differences (including cash flow hedge movements reclassified from other comprehensive income)	£ 1.6	£ 0.1	£ (0.8)	£ (0.6)